NYSE Euronext

11005403

Received SEC
JAN 20 2011
Washington, DC 20549

CERTNYS
001-34718

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

January 20, 2011

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, The Royal Bank of Scotland plc (Issuer) and The Royal Bank of Scotland Group plc (Guarantor), 3.250% Senior Notes due 2014 and 6.125% Senior Notes due 2021, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 12, 2011. Tentative listing date – January 21, 2011.

Sincerely,